                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                   ----------------------------------------
                 METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
          METLIFE OF CT SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                -----------------------------------------------
               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
          METLIFE OF CT SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

                           PREMIER ADVISERS ANNUITY
                          PREMIER ADVISERS II ANNUITY
                    PREMIER ADVISERS - ASSETMANAGER ANNUITY
                         PREMIER ADVISERS III ANNUITY
                          PREMIER ADVISERS L ANNUITY

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
             THE PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain Underlying Funds ("Existing Funds") and substitute new Underlying Funds ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an Underlying Fund under your Contract, such Replacement Fund will be added as an Underlying Fund on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007.

The proposed substitutions and respective advisers and/or sub-advisers for all
                                                                           ---
of the Contracts listed above are:

EXISTING FUND AND CURRENT ADVISER                                REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------------              ---------------------------------------------
Universal Institutional Funds, Inc. - Emerging     (right arrow) Met Investors Series Trust - MFS Emerging
Markets Equity Portfolio (Class I)                               Markets Equity Portfolio (Class A)

Morgan Stanley Investment Management Inc.                        Massachusetts Financial Services Company
---------------------------------------------------              ---------------------------------------------
Universal Institutional Funds, Inc. - Global Value (right arrow) Metropolitan Series Fund, Inc. - Oppenheimer
Equity Portfolio (Class I)                                       Global Equity Portfolio (Class A)

Morgan Stanley Investment Management Inc.                        OppenheimerFunds, Inc.
---------------------------------------------------              ---------------------------------------------
Universal Institutional Funds, Inc. - U.S. Mid Cap (right arrow) Met Investors Series Trust - Neuberger Berman
Value Portfolio (Class I)                                        Mid Cap Value Portfolio (Class A)

Morgan Stanley Investment Management Inc.                        Neuberger Berman Management, Inc.
---------------------------------------------------              ---------------------------------------------

The proposed substitutions and respective advisers and/or sub-advisers for the Premier Advisers III Annuity and Premier Advisers L Annuity only are:
-----------------------------------------------------------

EXISTING FUND AND CURRENT ADVISER                               REPLACEMENT FUND AND SUB-ADVISER
--------------------------------------------------              -----------------------------------------------
DWS Variable Series I - DWS Growth & Income       (right arrow) Met Investors Series Trust - Lord Abbett Growth
VIP (Class B)                                                   and Income Portfolio (Class B)

Deutsche Investment Management Americas Inc.                    Lord, Abbett & Co. LLC
--------------------------------------------------              -----------------------------------------------
DWS Variable Series II - DWS International Select (right arrow) Met Investors Series Trust - MFS Research
Equity VIP (Class B)                                            International Portfolio (Class B)

Deutsche Investment Management Americas Inc.                    Massachusetts Financial Services Company
--------------------------------------------------              -----------------------------------------------

Please note that:

   . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

   . The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Contract Value before the substitutions take place.

   . You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

   . If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   . On the effective date of the substitutions, your Contract Value in the Variable Funding Options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

   .  There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.